Share Capital and Treasury Shares - Schedule of Share Capital and Treasury Shares (Details) - USD ($) $ in Thousands				6 Months Ended		12 Months Ended
		Oct. 31, 2024	Dec. 31, 2023	Oct. 31, 2023		Oct. 31, 2024		Apr. 30, 2023
Class of Stock [Line Items]
Issuance of shares, share capital				$ 5,602		$ 100,000		$ 229,186
Repurchases of shares, share capital		$ (447,522)				$ (447,522)		$ (318,882)
Class A ordinary shares [Member]
Class of Stock [Line Items]
Authorized, number of shares		8,000,000,000		8,000,000,000		8,000,000,000
Authorized, share capital		$ 800		$ 800		$ 800
Issued and fully paid, balance				10,928,142		11,308,207
Issued and fully paid, balance				$ 1		$ 1
Issuance of shares, number of shares				380,065	[1]	21,485,714	[2]
Issuance of shares, share capital					[1]	$ 2	[2]
Repurchases of shares, number of shares	[3]
Repurchases of shares, share capital	[3]
Shares owned by non-wholly owned subsidiaries	[2]
Shares owned by non-wholly owned subsidiaries	[2]
Issued and fully paid, balance		32,793,921		11,308,207		32,793,921		10,928,142
Issued and fully paid, balance		$ 3		$ 1		$ 3		$ 1
Class B ordinary shares [Member]
Class of Stock [Line Items]
Authorized, number of shares		2,000,000,000		8,000,000,000		2,000,000,000
Authorized, share capital		$ 200		$ 800		$ 200
Issued and fully paid, balance				65,549,039		65,549,039
Issued and fully paid, balance				$ 7		$ 7
Issuance of shares, number of shares		91,346			[1]	192,307	[2]
Issuance of shares, share capital					[1]		[2]
Repurchases of shares, number of shares			(553,192)			(18,838,906)	[3]
Repurchases of shares, share capital	[3]					$ (2)
Shares owned by non-wholly owned subsidiaries	[2]
Shares owned by non-wholly owned subsidiaries	[2]
Issued and fully paid, balance		46,902,440		65,549,039		46,902,440		65,549,039
Issued and fully paid, balance		$ 5		$ 7		$ 5		$ 7
Stockholders' Equity [Member]
Class of Stock [Line Items]
Authorized, number of shares		10,000,000,000		8,000,000,000		10,000,000,000
Authorized, share capital		$ 1,000		$ 800		$ 1,000
Issued and fully paid, balance				76,477,181		76,857,246
Issued and fully paid, balance				$ 8		$ 8
Issuance of shares, number of shares				380,065	[1]	21,678,021	[2]
Issuance of shares, share capital					[1]	$ 2	[2]
Repurchases of shares, number of shares	[3]					(18,838,906)
Repurchases of shares, share capital	[3]					$ (2)
Shares owned by non-wholly owned subsidiaries	[2]
Shares owned by non-wholly owned subsidiaries	[2]
Issued and fully paid, balance		79,696,361		76,857,246		79,696,361		76,477,181
Issued and fully paid, balance		$ 8		$ 8		$ 8		$ 8
Treasury shares [Member] | Class B ordinary shares [Member]
Class of Stock [Line Items]
Authorized, number of shares				8,000,000,000
Authorized, share capital				$ 800
Issued and fully paid, balance				100,961		100,961
Issued and fully paid, balance				$ 52,235		$ 52,235
Issuance of shares, number of shares					[1]	(100,961)	[2]
Issuance of shares, share capital					[1]	$ (52,520)	[2]
Repurchases of shares, number of shares	[3]					18,838,906
Repurchases of shares, share capital	[3]					$ 447,520
Shares owned by non-wholly owned subsidiaries	[2]					21,485,714
Shares owned by non-wholly owned subsidiaries	[2]					$ 187,998
Issued and fully paid, balance		40,324,620		100,961		40,324,620		100,961
Issued and fully paid, balance		$ 635,233		$ 52,235		$ 635,233		$ 52,235

[1]	During the six months ended October 31, 2023, the Company issued 380,065 Class A ordinary shares at a fair value of US$5,602 for the purpose of an acquisition of a company by the immediate holding company.
[2]	In December 2023, the Company transferred 100,961 treasury shares of the Company and issued 91,346 Class B ordinary shares to the immediate holding company at an aggregate consideration of US$100,000. In October 2024, the Company issued 21,485,714 Class A ordinary shares to WM&E at the consideration of US$188,000 for the purpose of the acquisition of the controlling stake of WM&E. As WM&E is a subsidiary of the Company, the shares of the Company owned by WM&E are then considered as treasury shares in consolidation. As of October 31, 2024, 18,838,906 Class B ordinary shares are owned by the Company and 21,485,714 Class B ordinary shares are owned by the subsidiary of the Company and both of them are classified as treasury shares in consolidation.
[3]	In December 2023 and October 2024, the Company repurchased 553,192 and 18,285,714 Class B ordinary shares from the immediate holding company, respectively, amounting to US$447,522 in aggregate.